NOTE PAYABLE (Details Narrative) - USD ($)						3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 06, 2021	Apr. 15, 2021	Apr. 11, 2021	Dec. 15, 2020	Mar. 16, 2020	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020	Jul. 31, 2021	Jul. 21, 2021	Dec. 24, 2020	Jun. 30, 2020	Mar. 02, 2020
Short-term Debt [Line Items]
Note payable												$ 6,220,000
Interest rate						9.50%				9.50%
Amortization of debt discount						$ 2,750,000		$ 39,175		$ 5,400,285	$ 325,426	376,506	$ 1,565,174
Debt Conversion, Converted Instrument, Amount			$ 1,250,004						$ 238,449			1,937,041
Debt Instrument, Unamortized Discount, Current														$ 11,279
Debt Instrument, Face Amount						13,200,000				13,200,000		6,143,223
Gain (Loss) on Extinguishment of Debt			1,501,914					(95,760)		(7,096,730)	(1,528,580)	(3,030,495)
Derivative Liability						5,052,934				5,052,934								$ 53,571
Derivative, Fair Value, Net		$ 14,501,178
[custom:GainOnChangeInFairValueOfDerivatives]						(5,943,967)				(15,074,880)		(1,939,639)
Interest expense						234,799				445,021
Unamortized debt discount										5,118,435
Fair value derivative liability	$ 6,569,353						$ 6,569,353
Derivative, Gain (Loss) on Derivative, Net						(5,943,967)				(15,074,880)
Notes Payable, Current						0				0
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Interest expense						0				106,667
Notes Payable, Other Payables [Member]
Short-term Debt [Line Items]
Derivative, Gain (Loss) on Derivative, Net						0				6,014,245
Valuation Technique, Option Pricing Model [Member]
Short-term Debt [Line Items]
Derivative Liability			$ 1,251,910
Loan Agreement [Member]
Short-term Debt [Line Items]
Interest rate															15.00%
Loan Agreement [Member] | Mont-Saic Investments [Member]
Short-term Debt [Line Items]
Note payable																	$ 120,000
Interest rate																	12.60%
Promissory Note Payable [Member]
Short-term Debt [Line Items]
Note payable					$ 500,000
Interest rate					12.00%
Debt Instrument, Maturity Date					Mar. 16, 2022
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					500,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger					40.00%
Valuation of warrants issued					$ 112,990
Amortization of debt discount												35,542	$ 6,965
Debt Conversion, Converted Instrument, Amount				$ 500,000
Debt Conversion, Converted Instrument, Shares Issued				500,000
Debt Instrument, Unamortized Discount, Current												70,483
Debt Conversion, Description			On April 11, 2021, the Company and the lender entered into an agreement whereby the lender converted the promissory note into 272,332 shares of Company stock, which were issued to the lender at a 20% discount from the closing price of the stock on the day prior to the conversion. In addition to the discount, the agreement contains a guarantee that the aggregate gross sales of the shares by the lender will be no less than $1,500,000 over the next three years and if the aggregate gross sales are less than $1,500,000 the Company will issue additional shares of common stock to the lender for the difference between the total gross proceeds and $1,500,000
Derivative, Fair Value, Net												1,229,851
[custom:GainOnChangeInFairValueOfDerivatives]												22,059
Promissory Note [Member] | Third Party [Member]
Short-term Debt [Line Items]
Interest rate																2.25%
Debt Instrument, Face Amount																$ 1,000,000
Note Payable [Member]
Short-term Debt [Line Items]
Note payable		$ 2,000,000
Interest rate		15.00%
Debt Instrument, Maturity Date		Apr. 14, 2023
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	2,200,000	2,200,000
Amortization of debt discount		$ 20,000,000				$ 0				$ 11,228		10,477
Debt Instrument, Unamortized Discount, Current												1,989,523
Derivative, Fair Value, Net												12,583,598
[custom:GainOnChangeInFairValueOfDerivatives]												$ 1,917,580
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.25
[custom:WarrantExerciseDescription]		The exercise price has customary anti-dilution protection for stock splits, mergers, etc. Additionally, the warrant contains a stipulation that the Company will guarantee the value of the shares sold will be no less, on average, than $1.50 per share through April 15, 2023. If the value is less than $1.50, the Company will issue additional shares of common stock to compensate for the shortfall
Interest expense		$ 12,501,178
Warrant description	At the conversion date the Note payable holder also agreed to cancel the guarantee that the value of the shares sold will be no less, on average, than $1.50 per share through April 15, 2023	The exercise price has customary anti-dilution protection for stock splits, mergers, etc. Additionally, the warrants contain a stipulation that the Company will guarantee the value of the shares sold will be no less, on average, than $1.50 per share through April 15, 2023. If the average value of the shares sold is less than $1.50 per share, the Company will issue additional shares of common stock to compensate for the shortfall
Unamortized debt discount							$ 1,978,295